Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	$ 2,004.3	$ 1,810.4
Additions	396.2	538.6
Disposals	(1.1)	(1.4)
Depreciation	(333.2)	(300.3)
Impairment	(64.2)	(43.3)
Assest held for sale	(98.5)
Effect of foreign currency exchange rate changes	35.3	0.3
Carrying amount, Ending balance	1,938.8	2,004.3
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	459.6	427.0
Additions	188.5	166.6
Disposals	(0.4)	(0.1)
Depreciation	(135.4)	(120.4)
Impairment	(39.6)	(16.5)
Assest held for sale	(0.8)
Effect of foreign currency exchange rate changes	7.5	3.0
Carrying amount, Ending balance	479.4	459.6
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	735.7	672.0
Additions	153.2	234.7
Disposals	(0.6)	(1.3)
Depreciation	(156.3)	(142.0)
Impairment	(18.2)	(26.8)
Assest held for sale	(6.0)
Effect of foreign currency exchange rate changes	12.8	(0.9)
Carrying amount, Ending balance	720.6	735.7
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	613.2	544.7
Additions	53.9	107.4
Disposals	(0.1)	0.0
Depreciation	(41.5)	(37.9)
Impairment	(6.4)	0.0
Assest held for sale	(44.6)
Effect of foreign currency exchange rate changes	9.9	(1.0)
Carrying amount, Ending balance	584.4	613.2
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, Beginning balance	195.8	166.7
Additions	0.6	29.9
Disposals	0.0	0.0
Depreciation	0.0	0.0
Impairment	0.0	0.0
Assest held for sale	(47.1)
Effect of foreign currency exchange rate changes	5.1	(0.8)
Carrying amount, Ending balance	$ 154.4	$ 195.8